Intangible assets, net - Schedule of Definite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Gross amounts	$ 95,250	$ 24,088
Accumulated amortization	13,781	12,782
Intangible assets, net	81,469	11,306
Amortization expense	4,899	3,349	$ 3,347
Technology-Based Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross amounts	77,880	18,200
Accumulated amortization	13,076	8,754
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross amounts	0	3,900
Accumulated amortization	0	3,900
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross amounts	10,890	543
Accumulated amortization	241	70
CELLE_ Facility clearance
Finite-Lived Intangible Assets [Line Items]
Gross amounts	1,396	1,396
Accumulated amortization	136	43
Backlog
Finite-Lived Intangible Assets [Line Items]
Gross amounts	5,084	49
Accumulated amortization	$ 328	$ 15